Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 9,327	$ 2,797	$ 4,825	$ 1,605
Operating Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	2,110	105	598	135
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 2,679	$ 2,196	$ 2,567	$ 1,054